Fair Value of Financial Instruments: Summary of activity of Level 3 liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Summary of activity of Level 3 liabilities
Balance at December 31, 2010	$1,288,159
Change in fair value 2011	749,166
Balance at December 31, 2011	2,037,325
Change in fair value 2012	(2,037,325)
Balance at December 31, 2012	$0